BISYS
                           60 State Street, Suite 1300
                           Boston, Massachusetts 02109

                                 August 2, 2002

VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Attn: Filing Desk

            Re:   The Willamette Funds
                  (File Nos. 333-53864 and 811-10275)
                  -----------------------------------

Dear Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 2 to the Registration Statement of the above-named registrant that was filed electronically with the Securities and Exchange Commission on Monday, July 29, 2002 and became effective on Wednesday, July 31, 2002.

      Questions related to this filing should be directed to my attention at
(617) 824-1214 or, in my absence, to Keith T. Robinson, Dechert, at (202) 261-3386.

                                                     Sincerely,

                                                     /s/ Ryan M. Louvar
                                                     ------------------
                                                     Ryan M. Louvar
                                                     Counsel

cc:  Timothy C. Phillips
      Keith T. Robinson, Esquire
      Michael Pappas, Esquire